Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

	As of December 31,
	2023	2024
	RMB	RMB
Cost:
Trademark	657,166	652,911
Software	39,499	45,223
Customer relationship	94,932	95,303
Technique	45,205	45,383
Non-compete	6,900	6,900
Total cost	843,702	845,720
Less: accumulated amortization (i)	(172,306)	(286,012)
Intangible assets, net	671,396	559,708
(i)
In 2024, considering the change of sales strategy with certain UK-based distributor involving in Eve Lom business, the Group determined to shorten remaining useful life of related Customer Relationship from 6.25 years to 3.75 years. Additional amortization costs of Customer Relationship due to such change recognized for the year ended December 31, 2024 were RMB46,072.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of December 31, 2024, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2025	47,164
2026	45,534
2027	44,903
2028	44,493
2029 and thereafter	377,614
Total expected amortization expense	559,708